Cash Flow Information	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Cash Flow Information
39.	Cash Flow Information

The reconciliation of liabilities to cash flows arising from financing activities was as follows:

	Long-term borrowings (including current installments)	Short-term borrowings	Guarantee deposits	Total liabilities from financing activities
	(in thousands)
Balance at January 1, 2017	$124,262,620	526,723	838,263	125,627,606
Cash flows	(12,571,198)	2,903,927	(34,654)	(9,701,925)
Non-cash changes:
Changes in exchange rate	(1,142,980)	(6,274)	34,873	(1,114,381)
Effect of change in consolidated entities	(84,187)	-	-	(84,187)
Amortization on transaction costs	143,755	-	-	143,755
Balance at December 31, 2017	$110,608,010	3,424,376	838,482	114,870,868
Cash flows	(24,464,961)	(2,817,894)	(13,402)	(27,296,257)
Non-cash changes:
Changes in exchange rate	27,663	(60,010)	(8,568)	(40,915)
Amortization on transaction costs	134,606	-	-	134,606
Balance at December 31, 2018	$86,305,318	546,472	816,512	87,668,302

	Long-term borrowings (including current installments)	Short-term borrowings	Guarantee deposits	Lease liabilities	Total liabilities from financing activities
	(in thousands)
Balance at January 1, 2019	$86,305,318	546,472	816,512	12,689,526	100,357,828
Cash flows	26,501,234	1,188,250	(1,828)	(694,922)	26,992,734
Non-cash changes:
Increase (decrease) in lease liabilities	-	-	-	(872,224)	(872,224)
Changes in exchange rate	(1,059,445)	(9,120)	(29,228)	(31,303)	(1,129,096)
Amortization on transaction costs	221,285	-	-	-	221,285
Balance at December 31, 2019	$111,968,392	1,725,602	785,456	11,091,077	125,570,527